Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 3,748.3		$ 3,377.9		$ 3,116.3
Costs and Expenses
Costs of sales and services	2,407.1		2,210.5		2,065.6
Gross Margin	1,341.2		1,167.4		1,050.7
Selling, general and administrative expenses	527.1		442.5		411.2
Research and development expenses	117.8		105.2		100.5
Restructuring and other charges (income)	38.1	[1]	32.4	[1]	151.9	[1]
Total costs and expenses	3,090.1		2,790.6		2,729.2
Income from continuing operations before equity in (earnings) loss of affiliates, interest income and expense and income taxes	658.2		587.3		387.1
Equity in (earnings) loss of affiliates	0.3		(2.6)		(2.7)
Interest income	(0.1)		(0.1)		(0.2)
Interest expense	45.4		39.5		39.5
Income from continuing operations before income taxes	612.6		550.5		350.5
Provision for income taxes	146.7		136.5		132.0
Income from continuing operations	465.9		414.0		218.5
Discontinued operations, net of income taxes	(30.2)		(31.8)		(33.6)
Net income	435.7		382.2		184.9
Less: Net income attributable to noncontrolling interests	19.5		16.3		12.4
Net income attributable to FMC stockholders	416.2		365.9		172.5
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	446.4		397.7		206.1
Discontinued operations, net of income taxes	(30.2)		(31.8)		(33.6)
Net income attributable to FMC stockholders	$ 416.2		$ 365.9		$ 172.5
Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$ 3.23		$ 2.79		$ 1.42
Discontinued operations	$ (0.22)		$ (0.22)		$ (0.23)
Net income	$ 3.01		$ 2.57		$ 1.19
Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$ 3.22		$ 2.77		$ 1.41
Discontinued operations	$ (0.22)		$ (0.22)		$ (0.23)
Net income	$ 3.00		$ 2.55		$ 1.18

[1]	See Note 7 for details of restructuring and other charges (income). Amounts for the years ended 2012, 2011 and 2010 relate to FMC Agricultural Solutions charges of $8.5 million, $1.2 million and $7.3 million; FMC Health and Nutrition charges of $0.7 million, $1.5 million and $8.0 million; FMC Minerals charges (income) of $13.0 million, $0.7 million and $(1.1) million; FMC Peroxygens charges of $10.6 million, $26.1 million and $124.2 million; and Corporate charges of $5.3 million, $2.9 million and $13.5 million, respectively.(2)